SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated parties	[1]	$ 472,851	$ 1,209,202
Advances to a related party		233,538	239,469
Advances to employees		88,407	78,566
Other current assets		86,383	112,833
Total		$ 881,179	$ 1,640,070

[1]	The advances to unrelated parties for business development are non-interest bearing and are due on demand.